Provisions - Summary of Economic Assumptions - Pension Plan (Detail) - Pension plan [member]	Dec. 31, 2018	Dec. 31, 2017
Summary of economic assumptions [line items]
Discount rate	6.75%	7.25%
Expected rate of salary increases	3.20%	4.00%
Inflation rate	3.20%	4.00%